Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to common shareholders		$ 201,790	$ 233,239	$ 221,300
Other comprehensive income, net of tax:
Unrealized holding (loss) gain on investments, net of tax (benefit) expense of $(53), $104, and $76 for the years ended December 31, 2015, 2014, and 2013, respectively		(101)	193	141
Reclassification adjustment for loss (gain) reported in net income, net of tax (benefit) expense of $(134) and $(49) for the twelve months ended December 31, 2014 and 2013, respectively (1)	[1]		249	90
Comprehensive income		$ 201,689	$ 233,681	$ 221,531

[1]	Amount of pre-tax loss (gain) of $383 and $139 reclassified from accumulated other comprehensive income to loss (gain) on sale of other assets on the consolidated statements of net income for the years ended December 31, 2014 and 2013, respectively.